PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
PROVISIONS [Abstract]
Provisions
The total amount of the Provisions is included in current liabilities.

	For legal claims and others
Balances as of 12/31/2020	2,530,671
Inflation adjustment restatement	(1,023,648)
Additions	1,036,496	(1)
Uses	(9,751)
Decreases	(9,535)	(3)
Balances as of 12/31/2021	2,524,233
Inflation adjustment restatement	(1,445,722)
Additions	804,831	(2)
Uses	(20,248)
Decreases	(29,000)	(3)
Balances as of 12/31/2022	1,834,094

(1)	Ps. 557,718 are included in “Other operating expenses” and Ps. 478,778 in “Financial expenses”.
(2)	Ps. 356,890 are included in “Other operating expenses” and Ps. 447,941 in “Financial expenses”.
(3)	The total are included in “Other operating expenses”.